United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/04

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	4600 Madison
		Suite 200
		Kansas City, MO  64112

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		6/30/04


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     6419   157281 SH       SOLE                   157281
American Intl Group            COM              026874107      240     3373 SH       SOLE                     3373
Amgen Inc                      COM              031162100      367     6731 SH       SOLE                     6731
Applied Materials Inc          COM              038222105     8113   413530 SH       SOLE                   413530
BP PLC - Sp ADR                COM              055622104      250     4670 SH       SOLE                     4670
Bank of America                COM              060505104      768     9079 SH       SOLE                     9079
Best Buy Company               COM              086516101     5050    99530 SH       SOLE                    99530
CDW Corporation                COM              12512n105     2795    43835 SH       SOLE                    43835
Cass Info Systems, Inc.        COM              14808p109      398    10010 SH       SOLE                    10010
Cathay General Bancorp         COM              149150104     2144    32145 SH       SOLE                    32145
Cisco Systems Inc              COM              17275R102     5903   249076 SH       SOLE                   249076
Coca Cola                      COM              191216100      438     8667 SH       SOLE                     8667
Constellation Brands Inc-A     COM              21036P108     3906   105195 SH       SOLE                   105195
D.R. Horton Inc.               COM              23331a109     1069    37640 SH       SOLE                    37640
DoubleClick Inc.               COM              258609304     1642   211319 SH       SOLE                   211319
East West Bancorp              COM              27579r104     7650   249200 SH       SOLE                   249200
Express Scripts                COM              302182100    14063   177494 SH       SOLE                   177494
Fiserv Inc                     COM              337738108     4713   121200 SH       SOLE                   121200
General Elec                   COM              369604103     1031    31824 SH       SOLE                    31824
Hibbett Sporting Goods Inc.    COM              428565105     3223   117828 SH       SOLE                   117828
Highwoods Prop                 COM              431284108      247    10500 SH       SOLE                    10500
Int'l Rectifier Corp.          COM              460254105     3818    92170 SH       SOLE                    92170
Investors Financial SVCS       COM              461915100     3655    83870 SH       SOLE                    83870
JDS Uniphase Corp              COM              46612J101     1381   364416 SH       SOLE                   364416
Johnsn & Johnsn                COM              478160104      228     4100 SH       SOLE                     4100
L-3 Comm Holdings              COM              502424104     5399    80820 SH       SOLE                    80820
Leucadia Natl                  COM              527288104      266     5361 SH       SOLE                     5361
MBNA Corp                      COM              55262L100      357    13844 SH       SOLE                    13844
Microsoft Corp                 COM              594918104      624    21850 SH       SOLE                    21850
Monster Worldwide              COM              611742107     4409   171422 SH       SOLE                   171422
Oshkosh Truck Corp             COM              688239201     5178    90345 SH       SOLE                    90345
Pepsico                        COM              713448108      323     6000 SH       SOLE                     6000
Pfizer Inc                     COM              717081103      238     6945 SH       SOLE                     6945
Power One, Inc.                COM              739308104     2099   191133 SH       SOLE                   191133
Qualcomm Inc                   COM              747525103     5665    77619 SH       SOLE                    77619
Royal Dutch Pete               COM              780257705      207     4000 SH       SOLE                     4000
SCP Pool Corp                  COM              784028102     8318   184838 SH       SOLE                   184838
Scansource Inc                 COM              806037107     3758    63250 SH       SOLE                    63250
Sprint                         COM              852061100      206    11719 SH       SOLE                    11719
Sungard Data                   COM              867363103     7527   289505 SH       SOLE                   289505
Target Corp                    COM              87612E106     4638   109205 SH       SOLE                   109205
Tetra Tech Inc.                COM              88162g103     4263   261190 SH       SOLE                   261190
Teva Pharm Ind-SP ADR          COM              881624209     7128   212220 SH       SOLE                   212220
Texas Regional Bancshares - A  COM              882673106     2565    55870 SH       SOLE                    55870
Toll Brothers Inc              COM              889478103      815    19260 SH       SOLE                    19260
Tractor Supply                 COM              892356106     5433   129910 SH       SOLE                   129910
United Stationers              COM              913004107      233     5874 SH       SOLE                     5874
Williams-Sonoma Inc            COM              969904101     5985   181590 SH       SOLE                   181590
Yahoo                          COM              984332106     8024   220426 SH       SOLE                   220426
Yankee Candle Comp             COM              984757104     5139   175705 SH       SOLE                   175705